Document and Entity Information	May 28, 2022
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2022
Registrant Name	Fidelity Magellan Fund
Central Index Key	0000061397
Investment Company Type	N-1A
Amendment Flag	false